Investment Objectives and Goals	Sep. 08, 2025
YieldMax(R) CRCL Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® CRCL Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of Circle Internet Group, Inc. (“CRCL” or “Underlying Security”), which is generally subject to a limit on potential investment gains.

YieldMax(R) CRWV Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® CRWV Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of CoreWeave, Inc. (“CRWV” or “Underlying Security”), which is generally subject to a limit on potential investment gains.

YieldMax(R) GLXY Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® GLXY Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of Galaxy Digital Inc. (“GLXY” or “Underlying Security”), which is generally subject to a limit on potential investment gains.